Lease Arrangements (Details) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2022 USD ($) item	Dec. 31, 2022 USD ($) item
Lease Arrangements
Number of vessels , generated revenue results | item		69
Amount of charter hire prepayment received	$ 238,900
Number of charter vessels | item	15
Future minimum payments, expected to be received
2023		$ 785,714
2024		602,950
2025		332,957
2026		187,994
2027		145,562
Thereafter		34,054
Total future rentals		$ 2,089,231